Other long-term liabilities - Changes in Environmental Remediation Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accrual for Environmental Loss Contingencies [Roll Forward]
Opening Balance	$ 47,202	$ 51,683
Remediation activities	(1,561)	(1,048)
Accretion	1,114	1,859
Changes in cash flow estimates	1,645	1,575
Revision in assumptions	5,922	(6,867)
Closing Balance	$ 54,322	$ 47,202